Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG MSTR DAILY TARGET ETF
Class Name	T-REX 2X LONG MSTR DAILY TARGET ETF
Trading Symbol	MSTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long MSTR Daily Target ETF for the period of September 18, 2024 (inception) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/mstu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long MSTR Daily Target ETF	$155[1]	1.05%[2]

[1] Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 155	[1]
Expense Ratio, Percent	1.05%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Period?

Since inception on September 18, 2024, to the period ended August 31, 2025, the T-REX 2x Long MSTR Daily Target ETF (the “Fund”) returned +110.54%, compared with +148.58% for Strategy Inc. (“MSTR”) and +16.06% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of MSTR, and its performance over the full period reflects both the strong appreciation of MSTR shares and the compounding effects of daily leverage. MSTR rallied sharply during the period as Bitcoin prices advanced, given the company’s significant corporate treasury allocation to Bitcoin. Investor enthusiasm for Bitcoin as both a hedge and an AI-era asset led to material gains in MSTR’s equity, and the Fund provided geared exposure to this rally.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception
T-Rex 2X Long MSTR Daily Target ETF	110.54%
S&P 500® Index	16.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstu/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Sep. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/mstu/ for more recent performance information.
Net Assets	$ 1,022,892,610
Holdings Count	6
Advisory Fees Paid, Amount	$ 14,673,044
Investment Company, Portfolio Turnover	5285.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
Fund Net Assets	$1,022,892,610
Number of Holdings	6
Total Advisory Fee	$14,673,044
Portfolio Turnover Rate	5,285.62%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	86.26%
Other Assets in Excess of Liabilities	23.56%
Money Market Fund	0.02%
Derivatives	-9.84%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X INVERSE MSTR DAILY TARGET ETF
Class Name	T-REX 2X INVERSE MSTR DAILY TARGET ETF
Trading Symbol	MSTZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Inverse MSTR Daily Target ETF for the period of September 18, 2024 (inception) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/mstz/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse MSTR Daily Target ETF	$51[1]	1.05%[2]

[1] Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 51	[3]
Expense Ratio, Percent	1.05%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Period?

Since inception on September 18, 2024, to the period ended August 31, 2025, the T-REX 2x Inverse MSTR Daily Target ETF (the “Fund”) returned -98.97%, compared with +148.58% for Strategy Inc. (“MSTR”) and +16.06% for the S&P 500® Index.

What Factors Influenced Performance?

Because the Fund seeks to deliver 2x the inverse of MSTR’s daily performance, its losses were amplified by both the magnitude of MSTR’s rally and the compounding effects of daily rebalancing in a trending market. The Fund performed as designed, though the experience underscores the high risks of maintaining leveraged inverse exposure during a sustained advance in the underlying stock.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception
T-Rex 2X Inverse MSTR Daily Target ETF	-98.97%
S&P 500® Index	16.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstz/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Sep. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/mstz/ for more recent performance information.
Net Assets	$ 116,359,329
Holdings Count	2
Advisory Fees Paid, Amount	$ 1,168,031
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
Fund Net Assets	$116,359,329
Number of Holdings	2
Total Advisory Fee	$1,168,031
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	71.45%
Other Assets in Excess of Liabilities	27.11%
Derivatives	1.44%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG NFLX DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG NFLX DAILY TARGET ETF
Class Name	T-REX 2X LONG NFLX DAILY TARGET ETF
Trading Symbol	NFLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 27, 2024 (inception) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/nflu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$163[1]	1.05%[2]

[1] Costs are for the period of September 27, 2024 to August 31, 2025. Costs for a full annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 163	[5]
Expense Ratio, Percent	1.05%	[6]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 27, 2024 to August 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Period?

Since inception on September 27, 2024, to the period ended August 31, 2025, the T-REX 2x Long NFLX Daily Target ETF (the “Fund”) gained +133.29%, compared with a +67.45% return for Netflix, Inc. (“NFLX”) and +13.81% for the S&P 500® Index.

What Factors Influenced Performance?

NFLX rallied during the period on the back of strong subscriber growth, robust advertising momentum, and investor optimism around the company’s content slate and pricing power. NFLX was also viewed as a beneficiary of secular trends in streaming and digital media consumption. The Fund amplified those gains through its 2x daily exposure, producing returns that exceeded the stock’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception
T-Rex 2X Long NFLX Daily Target ETF	133.29%
S&P 500® Index	13.81%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/nflu/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nflu/ for more recent performance information.
Net Assets	$ 29,744,384
Holdings Count	2
Advisory Fees Paid, Amount	$ 113,291
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
Fund Net Assets	$29,744,384
Number of Holdings	2
Total Advisory Fee	$113,291
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	101.88%
Derivatives	0.12%
Liabilities in Excess of Other Assets	-2.00%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of September 27, 2024 to August 31, 2025. Costs for a full annual period would be higher.
[6]	Annualized.